PLANT, EQUIPMENT AND MINING PROPERTIES	6 Months Ended
Jun. 30, 2023
Plant, Equipment And Mining Properties

10. PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2022	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	1,649	185	441	2,383	4,781	2,907	12,346
Writedowns	-	-	-	(1,692)	(100)	-	(1,792)
Effect of movements in exchange rates	-	(17)	(2)	(1)	-	8	(12)
Balance at December 31, 2022	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	1,355	73	671	3,170	2,208	375	7,852
Writedowns	-	(3)	(21)	(58)	-	-	(82)
Effect of movements in exchange rates	(15)	5	1	-	-	(1)	(10)
Balance at June 30, 2023	16,027	838	1,425	18,042	25,502	15,067	76,901

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2022	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	250	147	331	1,616	146	1,133	3,623
Writedowns	-	-	-	(1,382)	(80)	-	(1,462)
Balance at December 31, 2022	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	173	60	69	98	872	135	1,407
Writedowns	-	(2)	(20)	(51)	-	-	(73)
Balance at June 30, 2023	9,279	499	647	5,225	7,605	3,164	26,419

NET BOOK VALUE
At June 30, 2023	6,748	339	778	12,817	17,897	11,903	50,482
At December 31, 2022	5,581	322	176	9,752	16,561	11,664	44,056
At January 31, 2022	4,182	301	68	9,296	11,946	9,882	35,675

Included in Buildings and construction in process above are assets under construction of $3,610 as at June 30, 2023 (December 31, 2022 - $3,817) on which no depreciation was charged in the periods then ended. Once the assets are available for use, they will be transferred to the appropriate class of plant, equipment and mining properties.

As at June 30, 2023, plant, equipment and mining properties included a net carrying amount of $5,579 (December 31, 2022 - $2,417) for mining equipment and right of use assets under lease.